Expense Example, No Redemption - Neuberger Long Short Fund - Class C	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 241
Expense Example, No Redemption, 3 Years	742
Expense Example, No Redemption, 5 Years	1,270
Expense Example, No Redemption, 10 Years	$ 2,716